Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Option valuation assumptions
Expected volatility	18.70%	24.70%	32.10%
Expected dividends	2.80%	2.60%	3.20%
Expected life (years)	4 years	4 years	5 years
Risk-free interest rate	1.30%	1.50%	0.90%